Lease liabilities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Lease Liabilities
Depreciation expense for right-of-use assets (Note 8)	$ 858	$ 56
Accretion of lease liabilities (Notes 21 and 26)	351	3
Total amount	$ 1,209	$ 59